INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INVENTORIES [Abstract]
Raw materials		80,712,251	85,429,622
Work-in-progress		92,719,649	161,793,585
Finished goods		354,530,478	550,852,122
Total	84,743,805	527,962,378	798,075,329
Inventories provision	$ 53,343,843	332,337,477	201,662,101	29,602,473